Consolidated Statement of Financial Position - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Assets
Cash and deposits with financial institutions	$ 75,881	$ 52,017	$ 76,460
Precious metals	759	553	1,181
Trading assets
Securities	133,575	137,116	108,331
Loans	6,793	6,532	8,352
Other	752	599	1,156
Total trading assets	141,120	144,247	117,839
Securities purchased under resale agreements and securities borrowed	129,013	131,081	119,747
Derivative financial instruments	41,904	40,573	45,065
Investment securities	81,734	85,107	111,389
Loans
Residential mortgages	310,370	296,727	284,684
Personal loans	91,544	90,682	93,758
Credit cards	12,194	12,826	14,797
Business and government	219,720	214,646	217,663
Loans and receivables gross	633,828	614,881	610,902
Allowance for credit losses	6,079	6,716	7,639
Loans and receivables	627,749	608,165	603,263
Other
Customers' liability under acceptances, net of allowance	17,023	15,596	14,228
Property and equipment	5,538	5,558	5,897
Investments in associates	2,504	2,480	2,475
Goodwill and other intangible assets	16,703	16,801	17,015
Deferred tax assets	2,108	2,052	2,185
Other assets	21,393	21,018	19,722
Other Assets	65,269	63,505	61,522
Total assets	1,163,429	1,125,248	1,136,466
Deposits
Personal	247,462	246,661	246,135
Business and government	503,314	469,078	464,619
Financial institutions	43,610	40,922	40,084
Deposits	794,386	756,661	750,838
Financial instruments designated at fair value through profit or loss	21,961	20,406	18,899
Other
Acceptances	17,085	15,668	14,305
Obligations related to securities sold short	43,276	41,768	31,902
Derivative financial instruments	38,894	39,868	42,247
Obligations related to securities sold under repurchase agreements and securities lent	112,516	115,969	137,763
Subordinated debentures	6,418	6,439	7,405
Other liabilities	56,732	58,047	62,604
Other Liabilities	274,921	277,759	296,226
Total liabilities	1,091,268	1,054,826	1,065,963
Equity
Retained earnings	50,044	48,713	46,345
Accumulated other comprehensive income (loss)	(3,986)	(3,979)	(2,125)
Other reserves	169	348	360
Total common equity	64,720	63,459	62,819
Total equity attributable to equity holders of the Bank	70,019	68,008	68,127
Non-controlling interests in subsidiaries	2,142	2,414	2,376
Total equity	72,161	70,422	70,503
Total liabilities and equity	1,163,429	1,125,248	1,136,466
Common shares [member]
Equity
Common shares	18,493	18,377	18,239
Preference shares [member]
Equity
Preferred shares and other equity instruments	$ 5,299	$ 4,549	$ 5,308